               As filed with Securities and Exchange Commission on
                                November 3, 2000
                                                       Registration No. 33-88082
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                          ----------------------------

                                    FORM S-6
                         POST-EFFECTIVE AMENDMENT NO. 10
                         TO REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                             -----------------------

                   NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                              (Exact Name of Trust)
                       NEW ENGLAND LIFE INSURANCE COMPANY
                               (Name of Depositor)
                               501 Boylston Street
                           Boston, Massachusetts 02117
              (Address of depositor's principal executive offices)

                              ---------------------

                                 MARIE C. SWIFT
                        Second Vice President and Counsel
                       New England Life Insurance Company
                               501 Boylston Street
                           Boston, Massachusetts 02117
                     (Name and address of agent for service)

                                   Copies to:
                                 STEPHEN E. ROTH
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                           ---------------------------

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)

     [X] on November 13, 2000 pursuant to paragraph (b)

     [ ] 60 days after filing pursuant to paragraph (a)(1)

     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

     [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Units of Interest in Flexible Premium Adjustable Variable Life Insurance Policies.

Note:

The prospectus and Part II included in Post-Effective Amendment No. 9 to the Registration Statement on Form S-6 (File No. 33-88082) filed on August 18, 2000 pursuant to paragraph (a)(1) of Rule 485 are incorporated herein by reference.


vul(b)

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the registrant, New England Variable Life Separate Account, certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Boston, and the Commonwealth of Massachusetts, on the 3rd day of November, 2000.

                                              New England Variable Life Separate
                                              Account
                                                     (Registrant)

                                              By: New England Life Insurance
                                                  Company
                                                     (Depositor)

                                              By: /s/ Anne M. Goggin
                                                  ------------------------------
                                                  Anne M. Goggin
                                                  Senior Vice President and
                                                  General Counsel


Attest:


/s/ Michele H. Abate
---------------------------
Michele H. Abate

     Pursuant to the requirements of the Securities Act of 1933, New England Life Insurance Company certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Boston, and the Commonwealth of Massachusetts, on the 3rd day of November, 2000.


                                             New England Life Insurance Company

(Seal)

Attest: /s/ Michele H. Abate                 By: /s/ Anne M. Goggin
        ----------------------                   ------------------------------
        Michele H. Abate                         Anne M. Goggin
                                                 Senior Vice President and
                                                 General Counsel


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on November 3, 2000.




        *                        Chairman, President and
------------------------         Chief Executive Officer
James M. Benson


                                        Director
------------------------
Lisa M. Weber


        *                               Director
------------------------
Susan C. Crampton


        *                               Director
------------------------
Edward A. Fox


        *                               Director
------------------------
George J. Goodman


        *                               Director
------------------------
Evelyn E. Handler


        *                               Director
------------------------
Philip K. Howard, Esq.


        *                               Director
------------------------
Bernard A. Leventhal


        *                               Director
------------------------
Thomas J. May

        *                               Director
------------------------
Stewart G. Nagler


        *                               Director
------------------------
Catherine A. Rein


        *                         Executive Vice President,
------------------------         Chief Financial Officer and
David Y. Rogers                   Chief Accounting Officer


        *                               Director
------------------------
Rand N. Stowell


                                 By: /s/ Marie C. Swift
                                     -----------------------
                                     Marie C. Swift, Esq.
                                       Attorney-in-fact




* Executed by Marie C. Swift, Esquire on behalf of those indicated pursuant to powers of attorney filed with the Variable Account's Form S-6 Registration Statement, File No. 333-21767, on February 13, 1997, Pre-Effective Amendment No. 1 to the Variable Account's Form S-6 Registration Statement, File No. 333-46401, on July 9, 1998, Post-Effective Amendment No. 4 to the Variable Account's Form S-6 Registration Statement, File No. 33-88082, on January 20, 1999 and Post-Effective Amendment No. 11 to the Variable Account's Form S-6 Registration Statement, File No. 33-52050, on April 26, 2000.


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